FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Financial Assets and Liabilities Measured at value (Details) - HKD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Short-term investments	$ 149,348	$ 8,181
Other financial assets	31,394	1,911
Total financial assets, measured at fair value	180,742	10,092
Fair value disclosure	0
Fixed Income Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Alternative Investment	829,999	0
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Short-term investments	149,348	8,181
Other financial assets	29,289
Total financial assets, measured at fair value	178,637	8,181
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Other financial assets	2,105	1,911
Total financial assets, measured at fair value	$ 2,105	$ 1,911